Notes to the interim condensed consolidated statement of financial position - Investments accounted for using the equity method - Additional Information (Details) - Hepalys Pharma, Inc [Member] - EUR (€)
€ in Millions
			6 Months Ended	12 Months Ended
	Jan. 15, 2024	Oct. 11, 2023	Jun. 30, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Number of shares acquired in associate		1,500,000
Capital increase	€ 1.6
Group's share in %	14.60%		14.60%	15.00%